SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Year end exchange rate [Member] | CNY [Member]
Foreign Currency Exchange Rate, Translation	0.1625	0.1630	0.1583
Year end exchange rate [Member] | HKD [Member]
Foreign Currency Exchange Rate, Translation	0.1290	0.1290	0.1290
Average Yearly exchange rate [Member] | CNY [Member]
Foreign Currency Exchange Rate, Translation	0.1630	0.1605	0.1582
Average Yearly exchange rate [Member] | HKD [Member]
Foreign Currency Exchange Rate, Translation	0.1290	0.1289	0.1288